Borrowings - Currency split of the Group's foreign exchange derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Borrowings
Payable	€ 44,544	€ 34,009
Receivable	45,476	36,427
Effect of discount/financing rates	(9,292)	(9,041)
Net receivable in relation to financial instruments	246	2,205
Trade and other payables	2,383	2,077
Trade and other receivables	2,629	4,282
Foreign exchange contracts
Borrowings
Effect of discount/financing rates	1,972	2,008
Net receivable in relation to financial instruments	1,040	410
Trade and other payables	1,868	1,400
Trade and other receivables	828	1,810
Sterling
Borrowings
Payable	4,459	1,176
Receivable	7,280	6,576
Euro
Borrowings
Payable	27,655	23,167
Receivable	9,609	5,556
US Dollar
Borrowings
Payable	6,862	4,246
Receivable	20,615	19,482
Other
Borrowings
Payable	5,568	5,420
Receivable	€ 7,972	€ 4,813